United States
Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

Investment Company Act file number: 811-21622

Thrivent Cash Management Trust
(Exact name of registrant as specified in charter)

901 Marquette Avenue, Suite 2500
Minneapolis, Minnesota 55402-3211
(Address of principal executive offices) (Zip code)

John D. Jackson, Secretary and Chief Legal Officer
Thrivent Cash Management Trust
901 Marquette Avenue, Suite 2500
Minneapolis, Minnesota 55402-3211
(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-7190
Date of fiscal year end: October 31
Date of reporting period: October 31, 2024

Item 1. Report to Stockholders

(a)           A copy of the registrant’s report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “Act”), as amended, is filed herewith.

(b)           Not applicable.

Thrivent Cash Management Trust

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Thrivent Thrivent Cash Management Trust (the Fund) for the 12 months ended October 31, 2024.You can find additional information about the Fund at www.thriventcmt.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Fund	$5	0.05%

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2024, Thrivent Cash Management Trust earned a return of 5.41%. The Fund’s broad-based benchmark, Bloomberg U.S. Aggregate Bond Index, earned a return of 10.55% over the same period.

How did the Fund perform over the past 10 years?

	FundFootnote Reference1	Bloomberg U.S. Aggregate Bond Index
10/14	10,000	10,000
10/15	10,007	10,196
10/16	10,038	10,641
10/17	10,118	10,737
10/18	10,291	10,517
10/19	10,527	11,727
10/20	10,614	12,453
10/21	10,616	12,393
10/22	10,725	10,450
10/23	11,255	10,487
10/24	11,864	11,593
Average Annual Total Returns *	1 Year	5 year	10 year
FundFootnote Reference1	5.41%	2.42%	1.72%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Fund's adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower.

1 All data represents past performance. Past performance cannot be used to predict future results. The investment return and principal value of the investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Call 800-847-4836 for performance results current to the most recent month-end.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Advisory Fees Paid
$443,378,025	49	$186,746

What did the Fund invest in?

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus which will be available at thriventcmt.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Trust that need to be disclosed for the year ended October 31, 2024.

Portfolio Composition (% of Portfolio)

Value	Value
U.S. Government Agency Debt (if categorized as coupon-paying notes)	43.0%
U.S. Treasury Debt	28.6%
Investment Company	17.7%
U.S. Treasury Repurchase Agreement, if collateralized only by U.S. Treasuries (including Strips) and cash	6.2%
U.S. Government Agency Debt (if categorized as no-coupon discount notes)	4.5%

Changes in or Disagreements with Accountants

There were no changes to the Fund's auditor or disagreements with them for the year ended October 31, 2024.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Cash Management Trust

Annual Shareholder Report - October 31, 2024

Item 2. Code of Ethics

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no amendments made to or waivers granted under the code of ethics during the period covered by this report. The registrant’s code of ethics is filed herewith pursuant to Item 19(a)(1) of this Form N-CSR.

Item 3. Audit Committee Financial Expert

Registrant’s board of trustees has determined that Robert J. Chersi, an independent trustee, is the Audit Committee Financial Expert.

Item 4. Principal Accountant Fees and Services

a)         Audit Fees

The aggregate fees billed by registrant’s independent public accountants, PricewaterhouseCoopers LLP (“PwC”), for each of the last two fiscal years for professional services rendered in connection with the audit of registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $21,500 for the year ended October 31, 2023 and $22,350 for the year ended October 31, 2024.

(b)           Audit-Related Fees

The aggregate fees PwC billed to registrant for each of the last two fiscal years for assurance and other services that are reasonably related to the performance of registrant’s audit and are not reported under Item 4(a) were $0 for the year ended October 31, 2023 and $0 for the year ended October 31, 2024.  The aggregate fees PwC billed to registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser for assurance and other services directly related to the operations and financial reporting of registrant were $0 for the year ended October 31, 2023 and $0 for the year ended October 31, 2024.

(c)           Tax Fees

The aggregate tax fees PwC billed to registrant for each of the last two fiscal years for tax compliance, tax advice and tax planning services were $5,440 for the year ended October 31, 2023 and $5,861 for the year ended October 31, 2024.  These fees include payment for tax return compliance services, excise distribution review services, and other tax related matters.  The aggregate tax fees PwC billed to registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser for services directly related to the operations and financial reporting of registrant were $0 for the year ended October 31, 2023 and $0 for the year ended October 31, 2024.

(d)           All Other Fees

The aggregate fees PwC billed to registrant for each of the last two fiscal years for products and services provided, other than the services reported in paragraphs (a) through (c) of this item, were $0 for the years ended October 31, 2023 and October 31, 2024.  The aggregate fees PwC billed to registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser for products and services provided, other than the services reported in paragraphs (a) through (c) of this item, were $0 for the year ended October 31, 2023 and $0 for the year ended October 31, 2024.  These figures are also reported in response to item 4(g) below.

(e)           Registrant’s audit committee charter provides that the audit committee (comprised of the independent Trustees of registrant) is responsible for pre-approval of all auditing services performed for the registrant. The audit committee also is responsible for pre-approval (subject to the de minimis exceptions for non-audit services described in Section 10A(i)(1)(B) of the Securities Exchange Act of 1934) of all non-auditing services performed for the registrant or an affiliate of registrant. In addition, registrant’s audit committee charter permits a designated member of the audit committee to pre-approve, between meetings, one or more audit or non-audit service projects, subject to an expense limit and notification to the audit committee at the next committee meeting. Registrant’s audit committee pre-approved all fees described above that PwC billed to registrant.

(f)            Less than 50% of the hours billed by PwC for auditing services to registrant for the fiscal year ended October 31, 2024 were for work performed by persons other than full-time permanent employees of PwC.

(g)           The aggregate non-audit fees billed by PwC to registrant and to registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser for the fiscal years ending October 31, 2023 and October 31, 2024 were $0 for each respective year.  These figures are also reported in response to item 4(d) above.

(h)           Registrant’s audit committee has considered the non-audit services provided to the registrant and registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser as described above and determined that these services do not compromise PwC’s independence.

Item 5. Audit Committee of Listed Registrants

(a)        Not applicable.

(b)        Not applicable.

Item 6. Investments

(a)          Registrant’s Schedule of Investments is included in the financial statements filed under Item 7 of this Form N-CSR.

(b)           Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

The registrant’s audited financial statements and financial highlights as of the end of the period covered by this report are included at the end of this Form N-CSR.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information is disclosed in the Statement of Operations and as part of the Fees and Compensation Paid to Affiliates section of the Notes to Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Information is included in the financial statements filed under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.  Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to registrant’s board of trustees since the registrant last provided disclosure in response to this Item.

Item 16. Controls and Procedures

(a)           Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)        There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits

(a)(1)     Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: See EX-99.CODE filed herewith.

(a)(2)     Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed: Not applicable.

(a)(3)     A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT filed herewith.

(a)(4)     Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(a)(5)     Change in the registrant’s independent public accountant: Not applicable.

(b)           If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: See EX-99.906 CERT filed herewith.

Financial Statements and Additional
Information
October 31, 2024
Thrivent Cash Management Trust

Table of Contents
Report of Independent Registered Public Accounting Firm 2
Schedule of Investments 3
Statement of Assets and Liabilities 5
Statement of Operations 6
Statement of Changes in Net Assets 7
Notes to Financial Statements 8
Financial Highlights 12
Change in and Disagreement with Accountants 14
Proxy Disclosures 15
Remuneration Paid to Directors, Officers, and Others 16
Statement Regarding Basis for Approval of Investment Advisory Contract 17

To the Board of Trustees of Thrivent Cash Management Trust and Shareholders of Thrivent Cash Management Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Thrivent Cash Management
Trust (the "Fund") as of October 31, 2024, the related statement of operations for the year ended October 31, 2024, the statement of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2024 and the financial highlights for each of the five years in the period ended October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, transfer agents and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Minneapolis, Minnesota
December 17, 2024
We have served as the auditor of one or more investment companies in the Thrivent Financial investment company complex since 1987.
PricewaterhouseCoopers LLP, 45 South Seventh Street, Suite 3400, Minneapolis, MN 55402
T: (612) 596 6000, www.pwc.com/us
Report of Independent Registered Public Accounting Firm

Thrivent Cash Management Trust
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Investment Company 19.2% Value
BlackRock Liquidity FedFund
$ 72,297,000 4.758%  $ 72,297,000
Dreyfus Government Cash
Management Fund
12,864,000 4.756%  12,864,000
Goldman Sachs Financial Square
Funds - Government Fund
10,000 4.775%  10,000
Total 85,171,000
Principal
Amount
U.S. Government Agency Debt
(if categorized as coupon-paying
notes) 46.7%
a
Value
Federal Farm Credit Bank
5,000,000
4.815% (SOFRRATE +
0.005%), 12/17/2024
b
5,000,000
5,000,000
5.010% (FEDL 1M + 0.180%),
12/23/2024
b
5,000,991
10,000,000
4.875% (SOFRRATE +
0.065%), 8/28/2025
b
10,000,000
15,000,000
4.980% (FEDL 1M + 0.150%),
4/24/2026
b
15,000,000
5,000,000
4.915% (FEDL 1M + 0.085%),
5/7/2026
b
5,000,000
Federal Home Loan Bank
14,875,000 1.100% , 11/15/2024 14,853,491
17,000,000 0.500% , 12/9/2024 16,924,628
5,000,000
4.810% (SOFRRATE FLAT),
2/4/2025
b
5,000,000
15,000,000
4.825% (SOFRRATE +
0.015%), 4/29/2025
b
15,000,000
5,000,000
4.865% (SOFRRATE +
0.055%), 5/15/2025
b
5,000,000
5,000,000
4.920% (SOFRRATE +
0.020%), 6/2/2025
b,c
5,000,000
10,000,000
4.860% (SOFRRATE +
0.050%), 8/21/2025
b
10,000,000
10,000,000
4.875% (SOFRRATE +
0.065%), 9/16/2025
b
10,000,000
15,000,000
4.895% (SOFRRATE +
0.085%), 11/21/2025
b
15,000,000
Federal Home Loan Mortgage
Corporation
1,500,000 5.300% , 11/6/2024 1,500,000
U.S. International Development
Finance Corporation
8,547,008
4.970% (T-BILL 3M FLAT),
11/7/2024
b
8,547,008
16,986,375
4.980% (T-BILL 3M FLAT),
11/7/2024
b
16,986,375
2,096,000
5.000% (T-BILL 3M FLAT),
11/7/2024
b
2,096,000
4,744,116
5.000% (T-BILL 3M FLAT),
11/7/2024
b
4,744,116
6,794,250
5.000% (T-BILL 3M FLAT),
11/7/2024
b
6,794,250
5,077,778
5.000% (T-BILL 3M + 0.070%),
11/7/2024
b
5,077,778
5,589,171
5.000% (T-BILL 3M FLAT),
11/7/2024
b
5,589,171
3,030,000
5.000% (T-BILL 3M FLAT),
11/7/2024
b
3,030,000
3,030,000
5.000% (T-BILL 3M + 8.150%),
11/7/2024
b
3,030,000
4,242,000
5.000% (T-BILL 3M FLAT),
11/7/2024
b
4,242,000
Principal
Amount
U.S. Government Agency Debt
(if categorized as coupon-paying
notes)  46.7%
a
Value
$ 4,242,000
5.000% (T-BILL 3M FLAT),
11/7/2024
b
$ 4,242,000
3,928,572
5.000% (T-BILL 3M FLAT),
11/7/2024
b
3,928,572
Total 206,586,380
Principal
Amount
U.S. Government Agency Debt
(if categorized as no-coupon
discount notes) 4.8%
a
Value
Federal Home Loan Bank
9,200,000 4.600% , 11/1/2024 9,200,000
1,300,000 4.680% , 11/22/2024 1,296,451
860,000 4.630% , 12/11/2024 855,576
10,000,000 4.540% , 1/3/2025 9,920,550
Total 21,272,577
Principal
Amount U.S. Treasury Debt 30.8%
a
Value
U.S. Treasury Bills
10,000,000 4.700% , 11/5/2024 9,994,778
20,000,000 4.721% , 11/12/2024 19,971,149
11,240,000 4.667% , 11/19/2024 11,213,771
5,000,000 4.712% , 11/21/2024 4,986,911
25,000,000 4.675% , 11/26/2024 24,918,830
5,000,000 4.652% , 11/29/2024 4,981,909
20,000,000 4.666% , 12/3/2024 19,917,049
10,000,000 4.670% , 12/10/2024 9,949,408
1,245,000 4.631% , 12/12/2024 1,238,433
5,000,000 4.627% , 12/17/2024 4,970,439
5,000,000 4.600% , 12/24/2024 4,966,139
10,000,000 4.540% , 12/31/2024 9,929,378
U.S. Treasury Notes
5,000,000
4.762% (USBMMY 3M +
0.200%), 1/31/2025
b
4,998,504
5,000,000
4.732% (USBMMY 3M +
0.170%), 10/31/2025
b
4,998,998
Total 137,035,696
Principal
Amount
U.S. Treasury Repurchase
Agreement, if collateralized only
by U.S. Treasuries (including
Strips) and cash 6.8%
a
Value
RBC Dominion Securities
30,000,000 4.780% , 11/1/2024
d
30,000,000
Total 30,000,000
Total Investments (at amortized
cost) 108.3% $480,065,653
Other Assets and Liabilities,
Net (8.3)% (36,687,628)
Total Net Assets 100.0% $443,378,025

Thrivent Cash Management Trust
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

a The interest rate shown reflects the yield.
b Denotes variable rate securities. The rate shown is as
of October 31, 2024. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c Denotes investments purchased on a when-issued or
delayed-delivery basis.
d Repurchase agreement dated October 31, 2024,
$30,003,983 maturing November 1, 2024, collateralized by
$30,604,073 U.S. Government or related agency securities,
0.13%-4.88%, due March 31, 2025 - February 15, 2054.
Reference Rate Index:
FEDL 1M - Federal Funds 1 Month Rate
SOFRRATE - Secured Overnight Financing Rate
T-BILL 3M - U. S. Treasury Bill Rate 3 Month
USBMMY 3M - U. S. Treasury Bill Rate 3 Month Money
Market Yield
Cost for federal income tax purposes $480,065,653
Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2024, in valuing Cash Management Trust's assets carried at fair value or amortized cost, which approximates fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Investment Company 85,171,000 85,171,000 – –
U.S. Government Agency Debt (if
categorized as coupon-paying
notes) 206,586,380 – 206,586,380 –
U.S. Government Agency Debt (if
categorized as no-coupon
discount notes) 21,272,577 – 21,272,577 –
U.S. Treasury Debt 137,035,696 – 137,035,696 –
U.S. Treasury Repurchase Agreement,
if collateralized only by U.S.
Treasuries (including Strips) and
cash 30,000,000 – 30,000,000 –
Total Investments at Amortized Cost $480,065,653 $85,171,000 $394,894,653 $–

Thrivent Cash Management Trust
Statement of Assets and Liabilities
The accompanying Notes to Financial Statements are an integral part of this statement.

As of October 31, 2024
Cash
Management
Trust
Assets
Investments in unaffiliated securities at cost $480,065,653
Investments in affiliated securities at cost $—
Investments in unaffiliated securities at value 480,065,653
*
Cash 6,193
Dividends and interest receivable 1,379,253
Prepaid expenses 2,441
Prepaid trustee fees 1,458
Receivable for:
Expense reimbursements 2,578
Total Assets 481,457,576
Liabilities
Distributions payable 1,713,833
Accrued expenses 14,952
Payable for:
Investments purchased 31,347,647
Investments purchased on a delayed-delivery basis 5,000,000
Investment advisory fees 3,119
Contingent liabilities % —
Total Liabilities 38,079,551
Net Assets
Capital stock (beneficial interest) 443,313,627
Distributable earnings/(accumulated loss) 64,398
Total Net Assets $443,378,025
Shares of beneficial interest outstanding 443,313,627
Net asset value per share $1.00
* Securities held by the Trust are valued on the basis of amortized cost, which approximates market value.
% Contingent liabilities accrual.  Additional information can be found in the accompanying Notes to Financial Statements.

Thrivent Cash Management Trust
Statement of Operations
The accompanying Notes to Financial Statements are an integral part of this statement.

For the year ended October 31, 2024
Cash
Management
Trust
Investment Income
Dividends $3,260,794
Interest 18,889,381
Total Investment Income 22,150,175
Expenses
Adviser fees 186,746
Administrative service fees 98,333
Audit and legal fees 41,556
Custody fees 22,483
Insurance expenses 4,349
Transfer agent fees 5,000
Trustees' fees 10,009
Pricing service fees 3,994
Other expenses 7,046
Total Expenses Before Reimbursement 379,516
Less:
Reimbursement from adviser (172,020)
Total Net Expenses 207,496
Net Investment Income/(Loss) 21,942,679
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments 7,303
Class action settlements 40,793**
Net increase from payments by affiliates 4,020***
Net Realized and Unrealized Gains/(Losses) 52,116
Net Increase/(Decrease) in Net Assets Resulting
From Operations $21,994,795
** These class action proceeds were received during the current year from the GSE Bonds Antitrust Litigation class action settlement which the Trust was party to due to previously held investments between 2009-2019.
*** Net increase from payment from affiliate.  Additional information can be found in the accompanying Notes to Financial Statements.

Thrivent Cash Management Trust
Statement of Changes in Net Assets
The accompanying Notes to Financial Statements are an integral part of this statement.

Cash Management Trust
For the periods ended
10/31/2024 10/31/2023
Operations
Net investment income/(loss) $21,942,679 $18,424,562
Net realized gains/(losses) 52,116 8,237
Net Change in Net Assets Resulting From Operations
21,994,795 18,432,799
Distributions to Shareholders
From net investment income/net realized gains (21,942,679) (18,424,562)
Total Distributions to Shareholders
(21,942,679) (18,424,562)
Capital Stock Transactions
Sold 5,656,731,453 7,268,716,515
Redeemed (5,574,383,331) (7,373,856,212)
Total Capital Stock Transactions 82,348,122 (105,139,697)
Net Increase/(Decrease) in Net Assets 82,400,238 (105,131,460)
Net Assets, Beginning of Period 360,977,787 466,109,247
Net Assets, End of Period $443,378,025 $360,977,787
Capital Stock Share Transactions
Sold 5,656,731,453 7,268,716,516
Redeemed (5,574,383,332) (7,373,856,212)
Total Capital Stock Share Transactions
82,348,121 (105,139,696)

Thrivent Cash Management Trust
Notes to Financial Statements
October 31, 2024

(1) ORGANIZATION
Thrivent Cash Management Trust (the "Trust") was organized as a
Massachusetts Business Trust on August 4, 2004 and is registered as an open-end management investment company under the
Investment Company Act of 1940. The Trust is established solely for investment by other Thrivent entities. The Trust serves as an investment vehicle for cash collateral posted in exchange for loaned securities of mutual funds sponsored by Thrivent Financial for Lutherans, the Trust’s investment adviser (“Thrivent” or the
“Adviser”), and its affiliates. The Trust has entered into a Securities
Lending Agreement with Goldman Sachs Bank USA doing business as Goldman Sachs Agency Lending ("GSAL"). GSAL serves as
the lending agent to this securities lending program. The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value (if any) as the Trustees may determine from time to time.
The Trust is an investment company which follows the accounting and reporting guidance of the Financial Accounting Standards
Board ("FASB") Accounting Standards Codification Topic 946 –
Financial Services – Investment Companies.
Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that provide general damage clauses. The Trust's maximum exposure under these contracts is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects the risk of loss to be remote.
(2) SIGNIFICANT ACCOUNTING POLICIES
Valuation of Investments
— Securities are valued on the basis
of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. Investments in open-ended mutual funds are valued at their net asset value at the close of each business day. The Adviser follows procedures designed to help maintain a constant net asset value of $1.00 per share.
In accordance with U.S. Generally Accepted Accounting
Principles ("GAAP"), the various inputs used to determine the fair value of the Trust's investments are summarized in three broad levels.  Level 1 includes quoted prices in active markets for identical securities; typically categorized in this level are U.S. equity securities, futures and options.  Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk; typically categorized in this level are fixed income securities, international securities, swaps and forward contracts.  Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair value of investments.
Federal Income Taxes
— No provision has been made for
income taxes because The Trust’s policy is to qualify as a regulated investment company under the Internal Revenue Code and
distribute substantially all investment company taxable income and net capital gain on a timely basis. It is also the intention of The Trust to distribute an amount sufficient to avoid imposition of any federal excise tax. The Trust, accordingly, anticipates paying no federal taxes and no federal tax provision was recorded.
GAAP requires management of the Trust (i.e., the Adviser) to make additional tax disclosures with respect to the tax effects of certain income tax positions, whether those positions were taken on previously filed tax returns or are expected to be taken on future returns. These positions must meet a “more likely than not”
standard that, based on the technical merits of the position, it would have a greater than 50 percent likelihood of being sustained upon examination. In evaluating whether a tax position has met the more-
likely-than-not recognition threshold, the Adviser must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information.
The Adviser analyzed all open tax years, as defined by the statute of limitations, for all major jurisdictions. Open tax years are those that are open for examination by taxing authorities. Major jurisdictions for the Trust include U.S. Federal, and certain state jurisdictions as well as certain foreign countries. The Trust's federal income tax returns are subject to examination for a period of three years after the filing of the return for the tax period.  State returns may be subject to examination for an additional year depending on the jurisdiction.
The Trust has no examinations in progress and none are expected at this time.
As of October 31, 2024, the Adviser has reviewed all open tax years and major jurisdictions and concluded that there is no effect to the Trust’s tax liability, financial position or results of operations.
There is no tax liability resulting from unrecognized tax benefits related to uncertain income tax positions taken or expected to be taken in future tax returns. The Trust is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.
Expenses and Income
— Estimated expenses are accrued
daily.  The Trust is charged for those expenses that are directly attributable to it. Expenses that are not directly attributable to the Trust are allocated among all appropriate affiliated mutual funds in proportion to their respective net assets or number of shareholder accounts, or other reasonable basis. Interest income is recorded daily on all debt securities, as is accretion of market discount, original issue discount and amortization of premium.

Thrivent Cash Management Trust
Notes to Financial Statements
October 31, 2024

Dividend income and capital gain distributions are recorded on the ex-dividend date.  Non-cash income, if any, is recorded at the fair market value of the securities received.
Distributions to Shareholders
— Net investment income is
distributed to each shareholder as a dividend. Dividends from the
Trust are declared daily and distributed monthly. Distributions from net long-term capital gains, if any, will be made at least annually.
Repurchase Agreements
— The Trust may engage in repurchase
agreement transactions in pursuit of its investment objective. A repurchase agreement consists of a purchase and a simultaneous agreement to resell an investment for later delivery at an agreed upon price and rate of interest. The Trust uses a third-party custodian to maintain the collateral. If the original seller of a security subject to a repurchase agreement fails to repurchase the security at the agreed upon time, the Trust could incur a loss due to a drop in the value of the security during the time it takes the Trust to either sell the security or take action to enforce the original seller’s agreement to repurchase the security. Also, if a defaulting original seller filed for bankruptcy or became insolvent, disposition of such security might be delayed by pending legal action. The Trust may only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers that are found by the Adviser to be creditworthy. During the year ended October 31, 2024, the
Trust participated in this type of investment.
The following table presents the gross and net information about assets subject to master netting arrangements, as presented in the Statement of Assets and Liabilities:
Contingent Liabilities
—  In the event of adversary action
proceedings where the Trust is a defendant, a loss contingency will not be accrued as a liability until the amount of potential damages and the likelihood of loss can be reasonably estimated.
For the year ended October 31, 2024, no contingent liabilities were reported.
Accounting Estimates
— The preparation of financial statements
in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.
Other
— For financial statement purposes, investment security
transactions are accounted for on the trade date.  Realized gains or losses on sales are determined on a specific cost identification basis, which is the same basis used for federal income tax purposes.
(3) FEES AND COMPENSATION PAID TO AFFILIATES
Investment Advisory Fees
— The Trust pays Thrivent Financial
a fee for its advisory services. The annual rate of fees under the
Investment Advisory Agreement is calculated at 0.045% of the average daily net assets of the Trust.
The Adviser has agreed to voluntarily reimburse the Trust for all expenses in excess of 0.05% of average daily net assets. This voluntary expense reimbursement may be discontinued by the
Adviser at any time.
Other Fees
— The Trust has entered into an administration and
accounting services agreement with Thrivent Financial pursuant to which Thrivent Financial provides certain administrative and accounting personnel and services. The Trust pays an annual fixed fee to Thrivent Financial.  These fees are accrued daily and paid monthly.  For the year ended October 31, 2024, Thrivent Financial received aggregate fees for administrative and accounting
personnel and services of $98,333 from the Trust.
The Trust has entered into an agreement with Thrivent Financial
Investor Services Inc. ("Thrivent Investor Services") to provide transfer agency services necessary to the Trust.  These fees are accrued daily and paid monthly. For the year ended October 31,
2024, Thrivent Investor Services received $5,000 for transfer agent services from the Trust.
Each Trustee who is not affiliated with the Adviser receives an annual fee from the Trust for services as a Trustee and is eligible to participate in a deferred compensation plan with respect to these fees. Participants in the plan may designate their deferred Trustee’s fees as if invested in a series of the Thrivent Mutual Funds, except for Thrivent Money Market as it is not eligible for the deferral plan.
The value of each participant's deferred compensation account will increase or decrease as if it were invested in shares of a particular series of Thrivent Mutual Funds. Each participant's fees as well as the change in value are included in Trustee fees in the Statement of Operations. The deferred fees remain in the appropriate series of Thrivent Mutual Funds until distribution in accordance with the plan. The Payable for trustee deferred compensation, located in the
Statement of Assets and Liabilities, if any, is unsecured.
Gross Amounts Not Offset in the
Statement of Assets and Liabilities
Portfolio
Gross Amounts
of Recognized
Assets
Gross
Amounts
Offset
Net Amounts
of Recognized
Assets
Financial
Instruments
Cash
Collateral
Received
Non-Cash
Collateral
Received Net Amount
Cash Management Trust
Repurchase Agreements 30,000,000 – 30,000,000 30,000,000 – – –

Thrivent Cash Management Trust
Notes to Financial Statements
October 31, 2024

Those trustees not participating in the above plan received
$10,148 in fees from the Trust during the year ended October
31, 2024. In addition, the Trust reimbursed unaffiliated Trustees for reasonable expenses incurred in relation to attendance at the meetings and industry conferences.
Certain officers and non-independent Trustees of the Trust are officers and directors of Thrivent Asset Mgt., Thrivent Investor
Services and Thrivent Distributors, LLC.; however they receive no compensation from the Trust. Affiliated employees and board consultants are reimbursed for reasonable expenses incurred in relation to board meeting attendance.
Acquired Fund Fees and Expenses
— The Trust may invest in
other mutual funds. Fees and expenses of those underlying funds are not included in the Trust’s expense ratio. The Trust indirectly bears its proportionate share of the annualized weighted average expense ratio for the underlying funds in which it invests.
(4) FEDERAL INCOME TAX INFORMATION
During the year ended October 31, 2024 and the year ended
October 31, 2023 the Trust distributed $21,934,589 and $18,424,562 from ordinary income, respectively. During the year ended October
31, 2024, the Trust distributed $8,090 from long-term gains. At
October 31, 2024, undistributed ordinary income for tax purposes was $64,398.
(5) RELATED PARTY TRANSACTIONS
As of October 31, 2024, related parties held 100% of the
outstanding shares of the Trust.  Subscription and redemption activity by concentrated accounts may have a significant effect on the operation of the Trust.  In the case of a large redemption, the Trust may be forced to sell investments at inopportune times, resulting in additional losses for the Trust and a portfolio with a higher percentage of less liquid or illiquid securities.
(6) PAYMENTS BY AFFILIATES
During the year ended October 31, 2024, the Adviser
reimbursed Cash Management Trust for a trade error.  The amount of this reimbursement is reflected in the Net increase from payments by affiliates of the Statement of Operations.
(7) SUBSEQUENT EVENTS
Management of the Trust has evaluated the impact of subsequent events through the date the financial statements were issued, and, except as already included in the Notes to Financial Statements, has determined that no additional items require disclosure.
(8) SIGNIFICANT RISKS
The following risks are presented in alphabetical order.
Credit Risk
— Credit risk is the risk that an issuer of a debt security
to which the Trust is exposed may no longer be able or willing to pay its debt. As a result of such an event, the debt security may decline in price and affect the value of the Trust.
Cybersecurity Risk
— The Trust and its service providers
may be susceptible to operational, information security, privacy, fraud, business disruption, and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events.
Cyber-attacks include, but are not limited to, gaining unauthorized access to digital systems to misappropriate assets or sensitive information, corrupt data, or otherwise disrupt operations. Cyber incidents affecting the Adviser or other service providers (including, but not limited to, fund accountants, custodians, and transfer agents) have the ability to disrupt and impact business operations, potentially resulting in financial losses, by interfering with the Trust’s ability to calculate its NAV, corrupting data or preventing parties from sharing information necessary for the Trust’s operation, preventing or slowing trades, stopping shareholders from making transactions, potentially subjecting the Trust or the Adviser to regulatory fines and penalties, and creating additional compliance costs. Similar types of cybersecurity risks are also present for issuers or securities in which the Trust may invest, which could result in material adverse consequences for such issuers and may cause the Trust’s investments in such companies to lose value. While the
Trust’s service providers have established business continuity and incident response plans in the event of such cyber incidents, there are inherent limitations in such plans and systems. Additionally, the Trust cannot control the cybersecurity plans and systems put in place by its service providers or any other third parties whose operations may affect the Trust or its shareholders. Although the
Trust attempts to minimize such failures through controls and oversight, it is not possible to identify all of the operational risks that may affect the Trust or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures or other disruptions in service. The value of an investment in the
Trust’s shares may be adversely affected by the occurrence of the operational errors or failures or technological issues or other similar events and the Trust and its shareholders may bear costs tied to these risks.
Government Securities Risk
— The Trust invests in securities
issued or guaranteed by the U.S. government or its agencies
and instrumentalities (such as Federal Home Loan Bank, Ginnie
Mae, Fannie Mae or Freddie Mac securities). Securities issued or guaranteed by Federal Home Loan Banks, Ginnie Mae, Fannie Mae
or Freddie Mac are not issued directly by the U.S. government.
Ginnie Mae is a wholly owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest of its securities. By contrast, securities issued or guaranteed by U.S. government-
related organizations such as Federal Home Loan Banks, Fannie

Thrivent Cash Management Trust
Notes to Financial Statements
October 31, 2024

Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S.
government would provide financial support to its agencies and instrumentalities if not required to do so by law. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. government, which may be negatively impacted by rising levels of indebtedness. It is possible that issuers of U.S. Government securities will not have the funds to meet their payment obligations in the future.
Interest Rate Risk
— Interest rate risk is the risk that prices of debt
securities decline in value when interest rates rise for debt securities that pay a fixed rate of interest. Debt securities with longer durations
(a measure of price sensitivity of a bond or bond fund to changes in interest rates) or maturities (i.e., the amount of time until a bond’s issuer must pay its principal or face value) tend to be more sensitive to changes in interest rates than debt securities with shorter durations or maturities. Changes in general economic conditions, inflation, and monetary policies, such as certain types of interest rate changes by the Federal Reserve could affect interest rates and the value of some securities. During periods of low interest rates or when inflation rates are high or rising, the Trust may be subject to a greater risk of rising interest rates. A weak economy, strong equity markets, or changes by the Federal Reserve in its monetary policies may cause short-term interest rates to increase and affect the Trust’s ability to maintain a stable share price.
Investment Adviser Risk
— The Trust is actively managed and
the success of its investment strategy depends significantly on the skills of the Adviser in assessing the potential of the investments in which the Trust invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets. There is also no guarantee that the Adviser will be able to effectively implement the Trust’s investment objective.
Market Risk
— Over time, securities markets generally tend to
move in cycles with periods when security prices rise and periods when security prices decline. The value of the Trust’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by
the Trust’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry or market sector, or due to impacts from domestic or global events, including regulatory events, economic downturn, government shutdowns,
the spread of infectious illness such as the outbreak of COVID-19, public health crises, war, terrorism, social unrest, recessions, natural disasters or similar events.
Money Market Fund Risk
— You could lose money by investing
in the Trust. Although the Trust seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do
so. The Trust is not a bank account and an investment in the Trust is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency. The Trust’s sponsor is not required to reimburse the Trust for losses, and you should not expect that the sponsor will provide financial support to the Trust at any time, including during periods of market stress. While the Board of Trustees may implement procedures to impose a discretionary liquidity fee upon the sale of your shares in the future, the Board has not elected to do so at this time. Should the Board elect to do so, such change would only become effective after shareholders were provided with specific advance notice of the change in the Trust's policy and provided with the opportunity to redeem their shares in accordance with Rule 2a-7 before the policy change became effective.
Other Funds Risk
— Because the Trust invests in other funds,
the performance of the Trust is dependent, in part, upon the performance of other funds in which the Trust may invest. As a result, the Trust is subject to the same risks as those faced by the other funds. In addition, other funds may be subject to additional fees and expenses that are borne by the Trust.
Regulatory Risk
— Legal, tax, and regulatory developments
may adversely affect the Trust. Securities and futures markets are subject to comprehensive statutes, regulations, and margin requirements enforced by the SEC, other regulators and
self-regulatory organizations, and exchanges, which are authorized to take extraordinary actions in the event of market emergencies.
The regulatory environment for the Trust is evolving, and changes in the regulation of investment funds, managers, and their trading activities and capital markets, or a regulator’s disagreement with the Trust’s interpretation of the application of certain regulations, may adversely affect the ability of a Trust to pursue its investment strategy, its ability to obtain leverage and financing, and the value of investments held by the Trust.
Repurchase Agreement Risk
— A repurchase agreement, or
repo, is a form of short-term borrowing that allows a dealer to sell securities to an investor, such as the Trust, and buy them back
(usually the next day) at a slightly higher price. If the seller of a repurchase agreement defaults or is otherwise unable to fulfill its obligations, the Trust may incur losses as a result of selling the underlying securities, enforcing its rights, or a decline in the value of collateral.

Thrivent Cash Management Trust
Financial Highlights
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income From Investment Operations
Less Distributions
From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
Net Realized
Gain on
Investments
CASH MANAGEMENT TRUST
Year Ended 10/31/2024 $ 1.00 $ 0.05 $ 0.00 $ 0.05 $ (0.05) $ –
Year Ended 10/31/2023 1.00 0.05 0.00 0.05 (0.05) –
Year Ended 10/31/2022 1.00 0.01 0.00 0.01 (0.01) 0.00
Year Ended 10/31/2021 1.00 0.00 0.00 – 0.00 0.00
Year Ended 10/31/2020 1.00 0.01 0.00 0.01 (0.01) –
(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of portfolio shares.
(b) Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year.
* All per share amounts have been rounded to the nearest cent.

Thrivent Cash Management Trust
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets
Ratio to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets,
End of Period
(in millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/(Loss)
*
**
Portfolio
Turnover
Rate
$ (0.05) $ 1.00 5.41% $ 443.4 0.05% 5.29% 0.09% 5.25% N/A
(0.05) 1.00 4.95% 361.0 0.05% 4.83% 0.09% 4.79% N/A
(0.01) 1.00 1.02% 466.1 0.05% 0.81% 0.08% 0.79% N/A
0.00 1.00 0.03% 554.0 0.05% 0.02% 0.08% 0.00% N/A
(0.01) 1.00 0.82% 632.8 0.05% 0.67% 0.08% 0.64% N/A

Change in and Disagreement with Accountants
Not Applicable

Proxy Disclosure
Not Applicable

Remuneration Paid to Directors, Officers, and Others
The information is disclosed in the Statement of Operations and as part of the Fees and Compensation Paid to Affiliates section of the Notes to Financial Statements.

Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Board Approval of Advisory Agreement
Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory agreement be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of the agreement, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.
At its meeting on August 20-21, 2024 (the “Meeting”), the Board of Trustees (the “Board”) of the Thrivent Cash Management
Trust (the “Trust”), including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940
Act (the “Independent Trustees”), considered and voted unanimously to renew the existing advisory agreement, as amended
(the “Advisory Agreement”) between the Trust and Thrivent Financial for Lutherans (the “Adviser”).
In advance of the Meeting, the Adviser provided information to the Board in response to requests for information by independent legal counsel on behalf of the Independent Trustees to facilitate the Board’s evaluation of the Advisory Agreement. In connection with its evaluation of the Advisory Agreement, the Board reviewed a broad range of information requested for this purpose and considered a variety of factors, including the following:
1. The nature, extent, and quality of the services provided by the Adviser;
2. The performance of the Trust;
3. The advisory fee and net operating expense ratio of the Trust compared to a peer group;
4. The cost of services provided and any profit realized by the Adviser;
5. The extent to which economies of scale may be realized as the Trust grows;
6. Whether fee levels reflect these economies of scale for the benefit of the Trust’s shareholders;
7. Other benefits realized by the Adviser and its affiliates from their relationship with the Trust; and
8. Any other factors that the Board deemed relevant to its consideration.
T he Contracts Committee of the Board (consisting of all of the Independent Trustees) met on four occasions in 2024 --
February 27, May 21, July 11 and August 20 -- to consider information relevant to the annual contract renewal process furnished by the Adviser in advance of the meetings. During the annual contract renewal process, the Independent Trustees requested, and the Adviser furnished, supplemental information for the Board’s consideration. The Independent Trustees also retained the services of Management Practice LLC (“MPI”) as an independent consultant to assist in the compilation, organization, and evaluation of relevant information. This information included statistical comparisons of the advisory fees, other fees and net operating expenses of the Trust in comparison to a peer group of comparable funds; information with respect to services provided to the Trust and fees charged, including the effective advisory fee that takes into account fee waivers by the Adviser; asset and flow trends for the Trust; the Trust’s performance; and estimates of the cost of services and profit realized by the Adviser and its affiliates that provide services to the Trust.
The Board received information from the Adviser regarding the personnel providing services to the Trust, including investment management, compliance and administrative personnel. The Board also received reports from the Adviser with respect to the securities lending balances of the Trust and the revenue of the securities lending program, which in part is based on the performance of the Trust. In addition to its review of the information presented to the Board during the annual contract renewal process, the Board considered information obtained from management throughout the course of the year. The
Board also reviewed information from MPI, including an assessment of information relating to the Trust and the Advisory
Agreement.

Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
The Independent Trustees were represented by independent counsel throughout the review process and during executive sessions without management present to consider the reapproval of the Advisory Agreement. As noted above, the Independent
Trustees were assisted throughout the process by an independent consultant, MPI. Each Independent Trustee relied on his or her own business judgment in determining the weight to be given to each factor considered in evaluating the materials that were presented to them. The Contracts Committee’s and Board’s review and conclusions were based on a comprehensive consideration of all information presented to them and were not the result of any single controlling factor. In addition, each Trustee may have weighed individual factors differently. The key factors considered and the conclusions reached are described below.
Nature, Extent and Quality of Services
At each of the Board’s regular quarterly meetings, management presented information describing the services furnished to the Trust by the Adviser, transfer agent and administrator. During these meetings, management reported on the investment management, securities lending activity, and compliance services provided to the Trust. The Board also considered information relating to the investment experience and qualifications of the portfolio manager of the Trust.
The Board received reports and presentations about the Trust at each of its quarterly meetings from the Adviser’s representatives. These reports and presentations gave the Board or one of its Committees the opportunity to evaluate the abilities of the portfolio manager and other investment professionals and the quality of services they provide to the Trust.
The Independent Trustees also met, including in executive session, with and received periodic reports from the Trust’s Chief
Compliance Officer, the Trust’s independent accounting firm, and representatives from the internal audit department of the
Adviser (Business Risk Management).  The Board noted that the Chief Compliance Officer met regularly between quarterly meetings with the Chair of the Ethics and Compliance Committee and the Chairs of other Committees communicated with
Adviser representatives between quarterly meetings. The Board noted that investment management staff of the Adviser and the Trust’s Chief Compliance Officer follow up on additional questions or concerns that arise during quarterly meetings.
The Board considered the adequacy of the Adviser’s resources used to provide services to the Trust pursuant to the Advisory
Agreement. The Adviser reviewed with the Board the Adviser’s continued investments in technology, personnel, compliance, operations, and the Adviser’s oversight of other service providers to the Trust. The Board viewed these actions as a positive factor in reapproving the existing Advisory Agreement, as they demonstrated the Adviser’s commitment to provide the Trust with quality service. The Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Trust by the Adviser supported renewal of the Advisory Agreement.
Investment Performance
The Board considered whether the Trust has operated in accordance with its investment objectives, which include maximizing current income consistent with preservation of capital and liquidity. In this regard, the Board reviewed stress test reports and considered the Adviser’s opinion that, in its view, the Trust could withstand events that were reasonably likely to occur within the next twelve-month period. At quarterly meetings, a member the Adviser’s senior investment team reviewed with the
Board the economic and market environment in connection with management of the Trust and other Thrivent fixed income funds.

Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
The Board reviewed quarterly net revenues generated by securities lending activities for the benefit of other Thrivent funds, a portion of which is attributed to the performance of the Trust. The Board noted that the Trust is designed primarily for the investment and reinvestment of cash collateral on behalf of lenders participating in the Trust’s securities lending program.
While the Board considered safety of principal to be the primary goal, the Board reviewed information prepared by MPI comparing the Trust’s performance to its Morningstar peer group, the Morningstar Money Market (Taxable) Fund Category.
The Board noted that the Trust’s one-, three-, five- and ten-year performance was higher than its peer group median.
Advisory Fees and Fund Expenses
The Board reviewed information prepared by MPI comparing the Trust’s advisory fee with the advisory fees of a peer group selected by MPI based on similar investment objective and size. The Board also reviewed information provided by the
Adviser comparing the Trust’s advisory fee with the median advisory fee for the relevant Morningstar peer universe. The
Board noted that the Trust’s advisory fee as compared to the Trust’s MPI and Morningstar peer groups was below the median.
The Board also reviewed information prepared by MPI comparing the Trust’s net expense ratio with the expense ratio of its peer group of funds. The Board also reviewed information provided by the Adviser comparing the Trust’s net expense ratio with the median net expense ratio for the relevant Morningstar peer universe. The Board noted that the Trust’s net expense ratio was below the median of its MPI and Morningstar peer groups.
On the basis of its review, the Board concluded that the advisory fee charged under the Advisory Agreement was reasonable.
Cost of Services, Profitability and Economies of Scale
The Board considered the profitability of the Adviser both overall and on a fund-by-fund basis. The Board considered the expense reimbursements that were in effect. The Board considered the level of the Adviser’s profits with respect to all the
Thrivent funds, including the Trust. Based on the data prepared by MPI and the expense and profit information provided by the Adviser, the Board concluded that the Adviser’s profitability was not excessive in light of the nature, extent and quality of services provided to the Trust.
The Board considered information regarding the extent to which economies of scale may be realized as the Trust’s assets increase and whether the fee levels reflect these economies of scale for the benefit of shareholders. The Adviser explained its general goal with respect to the employment of fee waivers, expense reimbursements, and breakpoints. The Board also considered management’s views on whether, or to what extent, economies in the advisory function may be realized as the
Trust’s assets increase. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee waivers or reimbursements by the Adviser and/or a lower overall fee. The Board considered the advisory fee charged to the Trust and determined that the fee was acceptable even though the Adviser did not offer breakpoints or contractual waivers, in part because of its agreement to voluntarily reimburse the Trust for all expenses in excess of 0.05% of average daily net assets. The Board also noted that the net asset level of the Trust varies depending on the securities lending activity of the other Thrivent funds.

Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Other Benefits to the Adviser and its Affiliates
The Board considered information regarding potential “fall-out” or ancillary benefits that the Adviser and its affiliates may receive as a result of their relationship with the Trust, both tangible and intangible. Such benefits may include their ability to leverage investment professionals who manage other portfolios, an enhanced reputation as an investment adviser which may help in attracting other clients and investment personnel, relationships with issues or other market participants and the engagement of affiliates as service providers to the Trust. The Board noted that such benefits were difficult to quantify but were consistent with benefits received by other fund advisers.
Based on the factors discussed above, the Contracts Committee unanimously recommended approval of the Advisory
Agreement, and the Board, including all of the Independent Trustees voting separately, approved the Advisory Agreement.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date:  December 27, 2024                                             Thrivent Cash Management Trust

By: /s/ Michael W. Kremenak
Michael W. Kremenak
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:  December 27, 2024                                                            By: /s/ Michael W. Kremenak
Michael W. Kremenak
President
(principal executive officer)

Date:  December 27, 2024                                                            By: /s/ Sarah L. Bergstrom
Sarah L. Bergstrom
Treasurer and Principal Accounting Officer
(principal financial officer)